Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Schedule of Goodwill and Variations from the Time of Acquisition	The balance of goodwill is as follows:
	As at December 31,
	2023	2022
Spice Investment Mercosur S.A.	1,441,256	1,690,339
Carulla Vivero S.A.	827,420	827,420
Súper Ínter	453,649	453,649
Libertad S.A.	186,289	340,887
Cafam	122,219	122,219
Other	50,806	50,806
Total goodwill	3,081,639	3,485,320
Impairment loss	(1,017)	(1,017)
Total goodwill, net	3,080,622	3,484,303

Schedule of Goodwill and Variations from the Time of Acquisition	The movement in goodwill are shown below:
	Cost	Impairment	Net
Balance at December 31, 2021	3,026,000	(1,017)	3,024,983
Effect of exchange differences on the translation into presentation currency	294,578	-	294,578
Hyperinflation adjustments	164,742	-	164,742
Balance at December 31, 2022	3,485,320	(1,017)	3,484,303
Acquisitions through business combinations (Note 17.1.)	20,855	-	20,855
Effect of exchange differences on the translation into presentation currency	(551,489)	-	(551,489)
Hyperinflation adjustments	126,953	-	126,953
Balance at December 31, 2023	3,081,639	(1,017)	3,080,622

Schedule of Assets and Liabilities from the Business Acquired at Acquisition Date	The Consideration transferred, the fair values of identifiable assets and liabilities from the business acquired at acquisition date and the adjustments of measurement at closing period are as follows:
	Book values at the date of acquisition			Measurement period adjustments			Fair values at the date of acquisition
	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.
Cash	-	-	-	-	411	-	-	411	-
Trade receivables	-	-	-	-	1,309	-	-	1,309	-
Inventories	680	-	-	(17)	1,230	-	663	1,230	-
Tax assets	-	-	-	-	334	-	-	334	-
Property, plant and equipment, net	2,614	92	1,758	(66)	314	-	2,548	406	1,758
Rights of use	-	7,543	-	-	(7,543)	-	-	-	-
Brands	-	-	-	12,904	-	-	12,904	-	-
Total identifiable assets	3,294	7,635	1,758	12,821	(3,945)	-	16,115	3,690	1,758
Financial liabilities	-	-	235	-	-	-	-	-	235
Trade payables	689	110	846	(18)	2,099	-	671	2,209	846
Leases liabilities	-	7,525	-	-	(7,525)	-	-	-	-
Total liabilities take on	689	7,635	1,081	(18)	(5,426)	-	671	2,209	1,081
Net assets and liabilities measured at fair value	2,605	-	677	12,839	1,481	-	15,444	1,481	677
Consideration transferred	20,126	17,032	1,558	(865)	606	-	19,261	17,638	1,558
Goodwill from the acquisition	17,521	17,032	881	(13,704)	(875)	-	3,817	16,157	881

Schedule of Goodwill and Variations from the Time of Acquisition	The goodwill and variations since the acquisition date to December 31, 2023, shown the following:
	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.	Total
Goodwill from the acquisition (Note 17)	3,817	16,157	881	20,855
Effect of exchange difference	(462)	(1,953)	(106)	(2,521)
Goodwill at December 31, 2023	3,355	14,204	775	18,334

Schedule of Revenue and Profit or Loss from the Time of Acquisition	The revenues and profit or loss of this business acquired since the acquisition date included in the consolidated statements of profit or loss at December 31, 2023, shown the following:
	Hipervital S.A.S.	Costa y Costa S.A.	Modasian S.R.L.
Revenues	15,262	9,540	7
Profit or (loss)	(3,516)	(802)	(1,231)